Share-based payments (Details Narrative)			1 Months Ended			12 Months Ended
	Nov. 11, 2014 USD ($)	Nov. 11, 2014 MXN ($) USD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2025 shares	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 Colon	Dec. 31, 2025 GTQ (Q)	Dec. 31, 2025 COP ($)	Dec. 31, 2024 shares	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 Colon	Dec. 31, 2024 GTQ (Q)	Dec. 31, 2024 COP ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 Colon	Dec. 31, 2023 GTQ (Q)	Dec. 31, 2023 COP ($)	Nov. 11, 2014 MXN ($)
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate										17.9667	498.2600	7.6650	3,757.08		20.2683	512.2300	7.71833	4,409.15	16.8935	524.7900	7.8301	3,822.05
Expense arising from equity-settled share-based payments transactions						$ 6,413,000	$ 6,309,000	$ 6,048,000
Treasury shares | shares									(17,423,777)					(16,295,299)
Long Term Incentive Plan Share Purchase Plan [Member]
IfrsStatementLineItems [Line Items]
Special bonus granted in share based payment arrangement	$ 797,000	$ 10,831,000
Closing foreign exchange rate	1	1																					13.58
Special bonus net of withheld taxes in share based payment arrangement	$ 520,000	$ 7,059,000
Closing foreign exchange rate	1	1																					13.58
Additional cost incurred in share based payment arrangement			$ 5,903,000	$ 5,821,000	$ 5,708,000
Additional cost incurred net of withheld taxes in share based payment arrangement			$ 3,838,000	$ 3,784,000	$ 3,711,000
Expense arising from equity-settled share-based payments transactions						$ 6,413,000	6,309,000	$ 6,048,000
Number of other equity instruments forfeited in share-based payment arrangement | shares						295,821		330,453
Management Incentive Plan 2 [Member]
IfrsStatementLineItems [Line Items]
Granted | shares						13,536,960
Share-based compensation arrangement by share-based payment award, award vesting period						5 years
Carrying amount of the liability						$ 6,000	146,000
Compensation (benefit) recorded in the consolidated statement of operations						141,000	1,131,000	$ 119,000
Board Of Directors Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Additional cost incurred in share based payment arrangement						585,000	651,000
Additional cost incurred net of withheld taxes in share based payment arrangement						$ 416,000	$ 460,000
Share-based compensation arrangement by share-based payment award, award vesting period						5 years
Shares available to be forfeited | shares						1,898,603	807,255	586,263
Shares available to be exercised | shares								4,781,769	1,138,384					3,388,251
Treasury shares | shares									1,030,094					588,205